UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              January 25, 2012
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           88

Form 13F Information Table Value Total:                     $126,201
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    54485        4453      Y        X
AGL Resources, Inc.                        common stock   001204106     1147          48      Y        X
AT&T                                       common stock   00206R102     2586          78      Y        X
AVX Corporation                            common stock   002444107      750          10      Y        X
Accenture PLC Class A                      common stock   G1151C101      204          11      Y        X
Ameren Corporation                         common stock   023608102      200           7      Y        X
American Electric Power                    common stock   025537101      628          26      Y        X
American Express Company                   common stock   025816109     1320          62      Y        X
Amgen, Inc.                                common stock   031162100    77454        4973      Y        X
Anheuser-Busch Incorporated                common stock   03524A108      282          17      Y        X
Aqua America, Inc.                         common stock   03836W103     3302          73      Y        X
Avnet, Inc.                                common stock   053807103      555          17      Y        X
Avon Products                              common stock   054303102   125400        2191      Y        X
BP PLC ADR                                 common stock   055622104   115450        4934      Y        X
Bank of America Corporation                common stock   060505104      400           2      Y        X
Becton Dickinson & Company                 common stock   075887109    63140        4718      Y        X
Berkshire Hathaway Class B                 common stock   084670702    55126        4206      Y        X
Blackrock Energy and Resources Trust ETF   common stock   09250U101      100           2      Y        X
Blackrock Muni Yield Quality Fund          common stock   09254F100      260           4      Y        X
Boeing Company                             common stock   097023105    67513        4952      Y        X
Bristol-Myers Squibb Company               common stock   110122108   201321        7095      Y        X
Bruker Corporation                         common stock   116794108     1487          18      Y        X
CVS Caremark Corporation                   common stock   126650100   146999        5995      Y        X
Carmax, Inc.                               common stock   143130102      561          17      Y        X
Caterpillar, Inc.                          common stock   149123101    81490        7383      Y        X
Chevron Corporation                        common stock   166764100     1352         144      Y        X
Cisco Systems, Inc.                        common stock   17275R102   268925        4862      Y        X
Coca Cola Company                          common stock   191216100     1577         110      Y        X
Colgate Palmolive                          common stock   194162103      600          55      Y        X
ConocoPhillips                             common stock   20825C104      122           9      Y        X
Copart, Inc.                               common stock   217204106      575          28      Y        X
DWS Multi Market Income Trust              common stock   23338L108      968          10      Y        X
Devon Energy Corporation                   common stock   25179M103    62856        3897      Y        X
Diageo PLC-Sponsored ADR                   common stock   25243Q205       89           8      Y        X
Diamonds Trust Series I                    common stock   78467X109      400          49      Y        X
Direxion Daily ETF                         common stock   25459W144      350          13      Y        X
Dorel Industries Class B                   common stock   25822C205     1220          30      Y        X
DuPont de Nemours and Company              common stock   263534109    95225        4359      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          44      Y        X
EMC Corporation                            common stock   268648102      900          19      Y        X
Exxon Mobil Corporation                    common stock   30231G102     1156          98      Y        X
General Electric Company                   common stock   369604103   165880        2971      Y        X
General Mills                              common stock   370334104     1200          48      Y        X
Google, Inc. Class A                       common stock   38259P508       46          30      Y        X
Groupe CGI, Inc. Class A                   common stock   39945C109      968          18      Y        X
H. J. Heinz Company                        common stock   423074103      187          10      Y        X
HCC Insurance Holdings, Inc.               common stock   404132102      530          15      Y        X
Honda Motor Company                        common stock   438128308   133293        4072      Y        X
Intel Corporation                          common stock   458140100   233375        5659      Y        X
Johnson & Johnson                          common stock   478160104    72989        4787      Y        X
Kimberly-Clark Corporation                 common stock   494368103    74108        5451      Y        X
Lamar Advertising Company Class A          common stock   512815101       58           2      Y        X
Level 3 Communications                     common stock   52729N100      260           4      Y        X
MFA Financial, Inc. REIT                   common stock   55272X102     1200           8      Y        X
McDonald's Corporation                     common stock   580135101    43751        4390      Y        X
Merck                                      common stock   58933Y105      400          15      Y        X
Microsoft Corporation                      common stock   594918104   218943        5684      Y        X
Mueller Water Products Series A            common stock   624758108     2692           7      Y        X
National Fuel Gas                          common stock   636180101      800          44      Y        X
Nuveen Insured Muni Opportunity Fund       common stock   670984103     1000          15      Y        X
Nuveen Performance Plus Muni Fund          common stock   67062P108     2970          45      Y        X
Nuveen Quality Income Muni Fund            common stock   670977107      700          10      Y        X
Nuveen Select Quality Muni Fund            common stock   670973106     1100          17      Y        X
Oracle Corporation                         common stock   68389X105      500          13      Y        X
Pepsico, Inc.                              common stock   713448108      500          33      Y        X
Pfizer, Inc.                               common stock   717081103   176681        3823      Y        X
ProShares Ultrashort 20+ Treasury ETF      common stock   74347R297      300           5      Y        X
Procter & Gamble                           common stock   742718109     1790         119      Y        X
Progressive Waste Solutions                common stock   74339G101      947          19      Y        X
Ryder Systems                              common stock   783549108      500          27      Y        X
SPDR Gold Trust                            common stock   78463V107     3325         505      Y        X
Schlumberger Limited                       common stock   806857108      450          31      Y        X
Silver Standard Resources, Inc.            common stock   82823L106      100           1      Y        X
Target Corporation                         common stock   87612E106      750          38      Y        X
Teleflex, Inc.                             common stock   879369106      326          20      Y        X
The Bank of New York Mellon Corporation    common stock   064058100   104949        2090      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   147007         703      Y        X
U.S. Bancorp                               common stock   902973304   118729        3212      Y        X
Valero Energy Corporation                  common stock   91913Y100    95945        2020      Y        X
Vectren Corporation                        common stock   92240G101      800          24      Y        X
Verizon Communications                     common stock   92343V104   149158        5984      Y        X
Viewpoint Financial                        common stock   926727108      750          10      Y        X
Vishay Intertechnology                     common stock   928298108     1469          13      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    95998        5737      Y        X
Waters Corporation                         common stock   941848103      228          17      Y        X
Wellpoint, Inc.                            common stock   94973V107      113           7      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    64038        3421      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X